Marketable Securities (Details) - Schedule of marketable securities by significant investing categories - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Matures within one year:
Amortized cost	$ 118,921	$ 83,264
Gross unrealized gain	1,123	2,104
Gross unrealized loss	(308)	(14)
Fair value	119,736	85,354
Matures within one year Corporate debentures [Member]
Matures within one year:
Amortized cost	23,688	13,106
Gross unrealized gain	209	210
Gross unrealized loss
Fair value	23,897	13,316
Matures within one year, Government debentures [Member]
Matures within one year:
Amortized cost	2,007	402
Gross unrealized gain	16
Gross unrealized loss
Fair value	2,023	402
Matures within one year [Member]
Matures within one year:
Amortized cost	25,695	13,508
Gross unrealized gain	225	210
Gross unrealized loss
Fair value	25,920	13,718
Matures after one year through four years Corporate debentures [Member]
Matures within one year:
Amortized cost	83,016	63,611
Gross unrealized gain	869	1,815
Gross unrealized loss	(257)	(3)
Fair value	83,628	65,423
Matures after one year through four years Government debentures [Member]
Matures within one year:
Amortized cost	10,210	6,145
Gross unrealized gain	29	79
Gross unrealized loss	(51)	(11)
Fair value	10,188	6,213
Matures after one year through four years [Member]
Matures within one year:
Amortized cost	93,226	69,756
Gross unrealized gain	898	1,894
Gross unrealized loss	(308)	(14)
Fair value	$ 93,816	$ 71,636